Partnership Formation and General Information - Vessel Owning Subsidiaries (Table) (Details)	12 Months Ended
Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Cbm Capacity	172,000
Clean Energy
Property, Plant and Equipment [Line Items]
Delivery date from shipyard	March 2007
Delivery date to Partnership	October 2013
Cbm Capacity	149,700
Ob River
Property, Plant and Equipment [Line Items]
Delivery date from shipyard	July 2007
Delivery date to Partnership	October 2013
Cbm Capacity	149,700
Amur River
Property, Plant and Equipment [Line Items]
Delivery date from shipyard	January 2008
Delivery date to Partnership	October 2013
Cbm Capacity	149,700
Arctic Aurora
Property, Plant and Equipment [Line Items]
Delivery date from shipyard	July 2013
Delivery date to Partnership	June 2014
Cbm Capacity	155,000
Yenisei River
Property, Plant and Equipment [Line Items]
Delivery date from shipyard	July 2013
Delivery date to Partnership	September 2014
Cbm Capacity	155,000
Lena River
Property, Plant and Equipment [Line Items]
Delivery date from shipyard	October 2013
Delivery date to Partnership	December 2015
Cbm Capacity	155,000